Segment Analysis - Reconciliation of Segmental Results of Operations to Consolidated Income Statements (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Consolidated net business profit	¥ 1,192,300	¥ 1,203,800	¥ 1,132,900
Others	61,200	38,900	24,600
Profit before tax	831,892	1,118,976	880,352
Reconciling management reporting under Japanese GAAP to IFRS [member]
Disclosure of operating segments [line items]
Total credit costs	(110,300)	(94,200)	(164,400)
Gains on equity instruments	116,300	118,900	55,000
Extraordinary gains or losses and others	(74,700)	(119,600)	(44,200)
Profit before tax under Japanese GAAP	1,123,600	1,108,900	979,300
Scope of consolidation	100	(1,600)	(12,000)
Derivative financial instruments	31,300	(20,700)	(110,900)
Investment securities	(129,500)	68,800	(8,800)
Loans and advances	(23,200)	(33,500)	(700)
Investments in associates and joint ventures	(86,500)	(1,600)	(15,900)
Property, plant and equipment	(1,200)	1,000	1,300
Lease accounting	(1,400)	(500)	(3,700)
Defined benefit plans	(51,400)	(13,200)	22,900
Foreign currency translation	1,300	12,700	3,600
Classification of equity and liability	11,900	14,100	8,400
Others	¥ (43,100)	¥ (15,400)	¥ 16,900